UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    May 18, 2006

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Anadarko Petroleum       Common    032511107      17864       176850   X                        176850
Apache Corp              Common    037411105      28448       434254   X                        434254
BJ Services              Common    055482103      16355       472700   X                        472700
Baker Hughes Inc         Common    057224107      15069       220300   X                        220300
Bois d'Arc Energy        Common    09738U103      23322      1400700   X                       1400700
Canadian Natural Resour  Common    136385101      25842       466543   X                        466543
Chevron Corp             Common    166764100      53114       916227   X                        916227
Comstock Resources, Inc  Common    205768203      10543       355100   X                        355100
ConocoPhillips           Common    20825C104      45594       721988   X                        721988
Denbury Resources Inccm  Common    247916208       1533        48400   X                         48400
Devon Energy Corp        Common    25179M103      37006       604962   X                        604962
Endeavour International  Common    29259G101        645       221600   X                        221600
Exxon Mobil Corp         Common    30231G102     154617      2540531   X                       2540531
GlobalSantaFe Corp       Common    G3930E101      12411       204300   X                        204300
Halliburton Co           Common    406216101      45747       626506   X                        626506
Hess Corporation         Common    42809H107      34223       240328   X                        240328
Kerr McGee Corp          Common    492386107      19562       204879   X                        204879
National-Oilwell Varco,  Common    637071101      23077       359910   X                        359910
Noble Corp               Common    G65422100      12177       150150   X                        150150
Noble Energy Inc         Common    655044105      16272       370500   X                        370500
Occidental Petroleum Co  Common    674599105      14606       157650   X                        157650
Petrohawk Energy Corpcm  Common    716495106        681        49700   X                         49700
Range Resouces Corp      Common    75281A109      17851       653650   X                        653650
Schlumberger LTD         Common    806857108      14733       232800   X                        232800
Southern Union Company   Common    844030106      12714       512050   X                        512050
Talisman Energy, Inc     Common    87425E103      23412       440246   X                        440246
Transocean Inc           Common    G90078109      27108       337579   X                        337579
Valero Energy Corp       Common    91913Y100      13152       220000   X                        220000
Willbros Group, Inc.     Common    969199108      21222      1043353   X                       1043353
Williams Companies       Common    969457100      18349       857850   X                        857850
XTO Energy Inc           Common    98385X106      35213       808200   X                        808200

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   31

Form 13F Information Table Value Total:  792,461